Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
15. Stock-Based Compensation
We maintain several stock-based compensation plans, which are described below. Total compensation expense for these plans was $132 million for 2025, $104 million for 2024, and $121 million for 2023. The total income tax benefit recognized in the income statement for these plans was $32 million for 2025, $25 million for 2024, and $29 million for 2023.
Our compensation plans allow us to grant stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, or other awards which may be denominated or payable in or valued by reference to our Common Shares or other factors, discounted stock purchases, and deferred compensation to eligible employees and directors. In 2019, shareholders approved the 2019 Equity Compensation Plan, under which 71,600,000 shares may be issued as equity awards. In 2023, shareholders approved an Amended and Restated 2019 Equity Compensation Plan, under which the number of shares that may be issued as equity awards was increased by 40,000,000 to 111,600,000. The Compensation and Organization Committee has authority to approve all stock option grants but may delegate some of its authority to grant awards from time to time. The committee has delegated to our Chief Executive Officer the authority to grant equity awards, including stock options, to any employee who is not designated an “officer” for purposes of Section 16 of the Exchange Act. No more than 3,000,000 Common Shares may be issued under this authority.
At December 31, 2025, we had 13,856,968 Common Shares available for future grant under our compensation plans. In accordance with a resolution adopted by the Compensation and Organization Committee of KeyCorp’s Board of Directors, we may not grant options to purchase Common Shares, restricted stock or other shares under any long-term compensation plan in an aggregate amount that exceeds 6% of our outstanding Common Shares in any rolling three-year period.
Long-Term Incentive Compensation Program
Our Long-Term Incentive Compensation Program (the “Program”) rewards senior executives and other employees critical to our long-term financial success. Awards are granted annually in a variety of forms:

•deferred cash payments that generally vest and are payable at the rate of 25% per year;
•time-lapsed (service condition) restricted stock units payable in stock or cash, which generally vest at the rate of 25% per year;
•performance units payable in cash, which vest at the end of the three-year performance cycle and will not vest unless Key attains defined performance levels and the service condition is met; and
•stock options that generally become exercisable at the rate of 25% per year.
During 2025, no performance units vested that were payable in stock and 36,078 performance units vested that were payable in cash. The total fair value of the performance units that vested in stock and cash during 2025 was zeroand $1 million, respectively. During 2024, 30,323 performance units vested that were payable in stock and 1,556,149 performance units vested that were payable in cash. The total fair value of the performance units that vested in stock and cash during 2024 totaled $1 million and $22 million, respectively.

The following table summarizes activity and pricing information for the nonvested shares in the Program for the year ended December 31, 2025.

	Vesting Contingent on Service Conditions		Vesting Contingent on Performance and Service Conditions - Payable in Stock		Vesting Contingent on Performance and Service Conditions - Payable in Cash
	Number of Nonvested Shares	Weighted- Average Grant-Date Fair Value	Number of Nonvested Shares	Weighted- Average Grant-Date Fair Value	Number of Nonvested Shares	Weighted- Average Grant-Date Fair Value
Outstanding at December 31, 2024	14,995,501	$17.66	1,440,087	$15.42	5,420,941	$19.70
Granted	7,306,761	17.72	68,991	15.42	1,575,553	20.82
Vested	(5,552,419)	18.82	—	—	(36,078)	19.02
Forfeited(a)	(461,624)	17.53	—	—	(3,682,521)	18.52
Outstanding at December 31, 2025	16,288,219	$17.27	1,509,078	$15.42	3,277,895	$20.99

(a)Includes awards that did not vest
The compensation cost of time-lapsed and performance-based restricted stock or unit awards granted under the Program is calculated using the closing trading price of our Common Shares on the grant date (or the prior business day if the grant date is not a business day).
Unlike time-lapsed and performance-based restricted stock or units, we do not pay dividends during the vesting period for performance shares or units that may become payable in excess of targeted performance.
The weighted-average grant-date fair value of awards granted under the Program was $18.25 during 2025, $13.06 during 2024, and $17.81 during 2023. As of December 31, 2025, unrecognized compensation cost related to nonvested shares under the Program totaled $113 million. We expect to recognize this cost over a weighted-average period of 2.2 years. The total fair value of shares vested was $105 million in 2025, $130 million in 2024, and $133 million in 2023.
Stock Options
Stock options granted to employees generally become exercisable at the rate of 25% per year. No option granted by KeyCorp will be exercisable less than one year after, or expire later than ten years from, the grant date. The exercise price is 100-110% of the closing price of our Common Shares on the grant date (or the prior business day if the grant date is not a business day).
We determine the fair value of options granted using the Black-Scholes option-pricing model. This model was originally developed to determine the fair value of exchange-traded equity options, which (unlike employee stock options) have no vesting period or transferability restrictions. Because of these differences, the Black-Scholes model does not precisely value an employee stock option, but it is commonly used for this purpose. The model assumes that the estimated fair value of an option is amortized as compensation expense over the option’s vesting period.
The Black-Scholes model requires several assumptions, which we developed and update based on historical trends and current market observations. Our determination of the fair value of options is only as accurate as the underlying assumptions. The assumptions pertaining to options issued during 2025, 2024, and 2023 are shown in the following table.

Year ended December 31,	2025	2024	2023
Average option life	7.0 years	7.0 years	6.7 years
Future dividend yield	4.55%	5.75%	4.28%
Historical share price volatility	.410	.422	.347
Weighted-average risk-free interest rate	4.5%	4.2%	3.9%
The following table summarizes activity, pricing and other information for our stock options for the year ended December 31, 2025:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Life (in years)	Aggregate Intrinsic Value(a)
Outstanding at December 31, 2024	4,378,773	$18.73	4.6	$5
Granted	427,986	19.49
Exercised	(655,461)	12.99
Lapsed or canceled	(281,661)	19.75
Outstanding at December 31, 2025	3,869,637	$19.71	5.1	$7

Expected to vest	1,157,330	19.14	7.9	3
Exercisable at December 31, 2025	2,672,495	$19.98	3.8	$4
(a)The intrinsic value of a stock option is the amount by which the fair value of the underlying stock exceeds the exercise price of the option.
The weighted-average grant-date fair value of options was $4.93 for options granted during 2025, $3.43 for options granted during 2024, and $4.23 for options granted during 2023. Stock option exercises numbered 655,461 in 2025, 819,268 in 2024, and 134,484 in 2023. The aggregate intrinsic value of exercised options was $4 million for 2025, $3 million for 2024, and $1 million for 2023. As of December 31, 2025, unrecognized compensation cost related to nonvested options under the plans totaled $1 million. We expect to recognize this cost over a weighted-average period of 2.3 years.
Cash received from options exercised was $8 million, $10 million, and $1 million in 2025, 2024, and 2023, respectively. The actual tax benefit realized for the tax deductions from options exercised was less than $1 million in 2025 and less than $1 million in 2024.
Deferred Compensation and Other Restricted Stock Awards
Our deferred compensation arrangements include voluntary and mandatory deferral programs for Common Shares awarded to certain employees and directors. Mandatory deferred incentive awards vest at the rate of 25% per year beginning one year after the deferral date. Deferrals under the voluntary programs are immediately vested.
We also may grant, upon approval by the Compensation and Organization Committee (or our Chief Executive Officer with respect to their delegated authority), other time-lapsed restricted stock or unit awards under various programs to recognize outstanding performance.
The following table summarizes activity and pricing information for the nonvested shares granted under our deferred compensation plans and these other restricted stock or unit award programs for the year ended December 31, 2025.

	Number of Nonvested Shares	Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2024	2,296,263	$16.28
Granted	575,556	16.61
Vested	(854,963)	18.29
Forfeited	(40,228)	14.05
Outstanding at December 31, 2025	1,976,628	$15.50

The weighted-average grant-date fair value of awards granted was $16.61 during 2025, $15.69 during 2024, and $12.93 during 2023. As of December 31, 2025, unrecognized compensation cost related to nonvested shares granted under our deferred compensation plans and the other restricted stock or unit award programs totaled $9 million. We expect to recognize this cost over a weighted-average period of 2.5 years. The total fair value of shares vested was $16 million in 2025, $18 million in 2024, and $20 million in 2023.
Discounted Stock Purchase Plan
Our Discounted Stock Purchase Plan provides employees the opportunity to purchase our Common Shares at a 10% discount through payroll deductions. Purchases are limited to $10,000 in any month and $50,000 in any calendar year, and are immediately vested. To accommodate employee purchases, we issue treasury shares on or around the fifteenth day of the month following the month employee payments are received. We issued 430,033 Common Shares at a weighted-average cost to employees of $15.61 during 2025, 459,778 Common Shares at a weighted-average cost to employees of $13.96 during 2024, and 720,280 Common Shares at a weighted-average cost to employees of $10.62 during 2023.

Information pertaining to our method of accounting for stock-based compensation is included in Note 1 (“Summary of Significant Accounting Policies”) under the heading “Stock-Based Compensation.”